Related parties - Summary of Transactions Between Related Parties (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Dividends payable related party transactions			₽ 141
Litres [Member]
Disclosure of transactions between related parties [line items]
Sales to related parties	₽ 7	₽ 7	6
Purchases from related parties		1	11
Amounts owed by related parties	53	1	144
Amounts owed to related parties		2	2
Sistema [Member]
Disclosure of transactions between related parties [line items]
Sales to related parties	105	114
Purchases from related parties	1,999	553	193
Amounts owed by related parties	10	6
Amounts owed to related parties	₽ 1,020	₽ 973	₽ 9